Share-Based Payments (Schedule Of Weighted Average Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation [Abstract]
Expected term (in years)	7 years 3 months	7 years 3 months	7 years 3 months
Expected stock price volatility	44.00%	43.00%	43.00%
Risk-free interest rate	1.60%	2.80%	2.40%
Expected dividend yield	0.00%	0.00%	0.00%